Document and Entity Information	Jan. 26, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001005276
Document Type	8-K
Document Period End Date	Jan. 26, 2021
Entity Registrant Name	MOHEGAN TRIBAL GAMING AUTHORITY
Entity File Number	033-80655
Entity Tax Identification Number	06-1436334
Entity Address, Address Line One	One Mohegan Sun Boulevard
Entity Address, City or Town	Uncasville
Entity Incorporation State Country Code	CT
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06382
City Area Code	(860)
Local Phone Number	862-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false